Provisions - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($) employee
Disclosure of other provisions [line items]
Provision for slow-moving or damaged inventory	$ (6,335)	$ (9,387)	$ (6,433)
Provision used, other provisions	124	0	90
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	$ 46	$ (71)	$ 33
Number of employees retired during the year | employee	1	0	0
FRANCE | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of other provisions [line items]
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	$ 46	$ (71)	$ 20